STOCKHOLDERS' DEFICIT (Tables)	6 Months Ended
Jun. 30, 2019
Stockholders Equity Note [Abstract]
Schedule of outstanding warrants

A summary of outstanding warrants as of June 30, 2019 and December 31, 2018 is presented below:

	Six Months Ended	Year Ended
	June 30, 2019	December 31, 2018
Warrants outstanding, beginning of period	3,436,431	5,265,432
Granted	—	1,542,000
Exercised	(51,000)	(2,385,317)
Cancelled, forfeited and expired	—	(985,684)
Warrants outstanding, end of period	3,385,431	3,436,431

A summary of outstanding warrants by year issued and exercise price as of June 30, 2019 is presented below:

		Outstanding			Exercisable
Year issued and Exercise Price		Number of Warrants Issued	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Total	Weighted Average Exercise Price
At December 31, 2015
	$4.90	110,417	0.68	$4.90	110,417	$4.90
	2015 Total	110,417			110,417
At December 31, 2016
	$4.50	118,750	2.00	$4.50	118,750	$4.50
	$4.70	75,000	1.84	$4.70	75,000	$4.70
	$5.00	1,300,000	1.86	$5.00	1,300,000	$5.00
	2016 Total	1,493,750			1,493,750
At December 31, 2017
	$10.80	240,764	4.00	$10.80	240,764	$10.80
	2017 Total	240,764			240,764
At December 31, 2018
	$11.30	1,540,500	4.29	$11.30	1,540,500	$11.30
	2018 Total	1,540,500			1,540,500
At June 30, 2019	Total	3,385,431			3,385,431

Schedule of stock option activity

Summaries of outstanding stock options as of June 30, 2019 and December 31, 2018 are presented below.

	June 30, 2019		December 31, 2018
	Number of Options	Weighted‑ Average Exercise Price	Number of Options	Weighted‑ Average Exercise Price
Options outstanding, beginning of period	6,642,200	$4.40	6,775,200	$4.12
Granted or deemed issued	50,000	$10.30	357,000	$11.28
Exercised	(200)	$5.00	(170,000)	$4.59
Cancelled, forfeited and expired	(33,333)	$11.30	(320,000)	$6.06
Options outstanding, end of period	6,658,667	$4.41	6,642,200	$4.40
Options exercisable, end of period	6,318,334	$4.05	5,958,783	$3.87
Options available for future grant	2,341,333		2,357,800